Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) $ in Thousands	9 Months Ended
Sep. 30, 2019 USD ($) interest_rate_swaps
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ (47,983)
Weighted-Average Remaining Term (Years)	3 years 7 months 6 days
Derivative, Fixed Interest Rate	2.80%
Derivative, Notional Amount	$ 1,063,011
Euro-denominated interest rate swaps | EURIBOR
Derivative [Line Items]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ (9,044)
Weighted-Average Remaining Term (Years)	3 years 11 months 1 day
Derivative, Fixed Interest Rate	3.80%
Derivative, Notional Amount	$ 75,352
Interest rate swap agreements
Derivative [Line Items]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ (57,027)
Derivative, Number of Instruments Held | interest_rate_swaps	3
Minimum [Member] | Interest rate swap agreements
Derivative [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.30%
Maximum | Interest rate swap agreements
Derivative [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.95%